Investments under Resale Agreements and Obligations under Repurchase Agreements (Details) - Schedule of portfolio of collateral associated with repurchase agreements at fair value - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Chilean Central Bank and Government securities:
Total	$ 969,907	$ 380,055
Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total	399	131
Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total	399	131
Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Available For Sale Portfolio [Member]
Chilean Central Bank and Government securities:
Total	969,907	380,055
Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total	399	131
Available For Sale Portfolio [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Available For Sale Portfolio [Member] | Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total	399	131
Available For Sale Portfolio [Member] | Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member]
Chilean Central Bank and Government securities:
Total	969,508	379,924
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total	461,965
Chilean Central Bank And Government Securities [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total	507,543	379,924
Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member]
Chilean Central Bank and Government securities:
Total	969,508	379,924
Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total	461,965
Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total	507,543	379,924
Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total